Share Capital and Reserves - Summary of Share Capital (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [Line Items]
Issue of scrip shares in lieu of cash dividends	2,563,542	6,544,869	5,345,402
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
1 January and 31 December	€ 400,000,000	€ 400,000,000
Number of shares, At 1 January and 31 December	1,250,000,000	1,250,000,000
Beginning balance	€ 269,000,000	€ 266,000,000
Performance Share Plan Awards	1,000,000
Issue of scrip shares in lieu of cash dividends	1,000,000	2,000,000
Share options and share participation schemes		1,000,000
Ending balance	€ 271,000,000	€ 269,000,000	€ 266,000,000
Beginning balance	833,000,000	824,000,000
Performance Share Plan Awards	2,000,000
Issue of scrip shares in lieu of cash dividends	3,000,000	7,000,000
Share options and share participation schemes	1,000,000	2,000,000
Ending balance	839,000,000	833,000,000	824,000,000
Income Shares [member]
Disclosure of classes of share capital [Line Items]
1 January and 31 December	€ 25,000,000	€ 25,000,000
Number of shares, At 1 January and 31 December	1,250,000,000	1,250,000,000
Beginning balance	€ 15,000,000	€ 15,000,000
Ending balance	€ 15,000,000	€ 15,000,000	€ 15,000,000
Beginning balance	833,000,000	824,000,000
Performance Share Plan Awards	2,000,000
Issue of scrip shares in lieu of cash dividends	3,000,000	7,000,000
Share options and share participation schemes	1,000,000	2,000,000
Ending balance	839,000,000	833,000,000	824,000,000